Share-Based Payments - Summary of Assumptions Used to Estimate Fair Value of Share Options Granted (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free rate	1.90%
Expected volatility range, minimum	39.65%
Expected volatility range, maximum	39.78%
Exercise multiple	2.80
Fair value per ordinary share as at valuation dates	$ 2.32
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free rate, minimum	0.57%
Risk-free rate, maximum	1.90%
Expected volatility range, minimum	39.65%
Expected volatility range, maximum	40.53%
Exercise multiple	2.80
Minimum | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share as at valuation dates	$ 4.45
Maximum | 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share as at valuation dates	$ 14.00